DISPOSITIONS	6 Months Ended
Jun. 30, 2025
Disposal Of Noncurrent Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in the six months ended June 30, 2025
Infrastructure services
Offshore oil services’ shuttle tanker operation
On January 16, 2025, the partnership’s offshore oil services completed the sale of its shuttle tanker operation for consideration of $484 million, resulting in a net gain of $214 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on dispositions, net.
(b)Dispositions completed in the six months ended June 30, 2024
Industrials
Canadian aggregates production operation
On June 11, 2024, the partnership completed the sale of its Canadian aggregates production operation for total consideration of $140 million, resulting in a pre-tax net gain of $84 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on dispositions, net.
Business services
Real estate services operation
On March 31, 2024, the partnership completed the sale of its general partner interest and residential real estate brokerage portfolio to Bridgemarq, a publicly listed real estate services operation and brokerage business in which the partnership has an equity accounted investment. As consideration, the partnership received limited partnership units in the Bridgemarq public entity, increasing the partnership’s ownership interest from 28% to approximately 42%. This resulted in a pre-tax gain of $15 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on dispositions, net.
Infrastructure services
Offshore oil services’ towage business
On February 29, 2024, the partnership’s offshore oil services completed the sale of its non-core towage business. The proceeds realized from the sale were equal to the carrying value of the business disposed, resulting in no gain or loss.